Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets held-for-sale [Abstract]
Schedule of Non-current Assets Held For Sale

			$ million
		Dec 31, 2025			Dec 31, 2024 [A]
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	17	17	—	67	67
Property, plant and equipment	—	662	662	—	8,283	8,283
Joint ventures and associates	—	32	32	—	—	—
Deferred tax	—	46	46	—	—	—
Retirement benefits	—	—	—	—	—	—
Trade and other receivables	130	11	141	276	47	323
Derivative financial instruments	—	—	—	4	—	4
Inventories	132	—	132	1,180	—	1,180
Assets classified as held for sale	262	768	1,030	1,460	8,397	9,857
Debt	22	163	185	49	575	624
Trade and other payables	82	1	83	476	8	484
Deferred tax	—	—	—	—	2,042	2,042
Retirement benefits	—	—	—	—	—	—
Decommissioning and other provisions	41	474	515	134	2,919	3,053
Income taxes payable	37	—	37	—	—	—
Liabilities directly associated with assets classified as held for sale	182	638	820	659	5,544	6,203
[A]All assets classified as held for sale at December 31, 2024, were sold in 2025 except for Shell's UK Southern North Sea offshore natural gas assets.